PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,017
Additions	145
Depreciation expense	(139)
Transfer and other changes	(14)
Effect of changes in foreign exchange rates	(15)
Ending balance	1,993
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,969
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,976)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	381
Additions	4
Depreciation expense	(15)
Transfer and other changes	9
Effect of changes in foreign exchange rates	(2)
Ending balance	377
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	645
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(268)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,387
Additions	30
Depreciation expense	(116)
Transfer and other changes	64
Effect of changes in foreign exchange rates	(12)
Ending balance	1,352
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	2,988
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,636)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15
Additions	2
Depreciation expense	(7)
Transfer and other changes	1
Effect of changes in foreign exchange rates	0
Ending balance	11
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	52
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(41)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	161
Additions	7
Depreciation expense	(16)
Effect of changes in foreign exchange rates	0
Ending balance	152
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	306
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(154)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	107
Additions	3
Depreciation expense	(6)
Effect of changes in foreign exchange rates	0
Ending balance	104
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	164
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(60)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54
Additions	4
Depreciation expense	(10)
Effect of changes in foreign exchange rates	0
Ending balance	48
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	141
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(93)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Additions	0
Depreciation expense	0
Effect of changes in foreign exchange rates	0
Ending balance	0
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	1
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (1)